Supplement dated January 23, 2026
to the Prospectus (as supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated

Columbia Acorn Trust
Columbia Acorn European Fund	5/1/2025
Columbia Acorn Fund	5/1/2025
Columbia Acorn International	5/1/2025
Columbia Acorn International Select	5/1/2025
Columbia Thermostat Fund	5/1/2025
Columbia Funds Series Trust
Columbia California Intermediate Municipal Bond Fund	9/1/2025
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2025
Columbia Capital Allocation Moderate Conservative Portfolio	6/1/2025
Columbia Convertible Securities Fund	7/1/2025
Columbia Cornerstone Equity Fund	7/1/2025
Columbia Large Cap Enhanced Core Fund	7/1/2025
Columbia Large Cap Growth Opportunity Fund	7/1/2025
Columbia Large Cap Index Fund	7/1/2025
Columbia Mid Cap Index Fund	7/1/2025
Columbia Overseas Value Fund	7/1/2025
Columbia Select Mid Cap Value Fund	7/1/2025
Columbia Short Duration Municipal Bond Fund	9/1/2025
Columbia Short Term Bond Fund	8/1/2025
Columbia Small Cap Index Fund	7/1/2025
Columbia Small Cap Value and Inflection Fund	7/1/2025
Columbia Funds Series Trust I
Columbia Adaptive Risk Allocation Fund	10/1/2025
Columbia Balanced Fund	1/1/2026
Columbia Bond Fund	9/1/2025
Columbia Contrarian Core Fund	1/1/2026
Columbia Cornerstone Growth Fund	12/1/2025
Columbia Dividend Income Fund	10/1/2025
Columbia Emerging Markets Fund	1/1/2026
Columbia Global Technology Growth Fund	1/1/2026
Columbia Greater China Fund	1/1/2026
Columbia High Yield Municipal Fund	10/1/2025
Columbia Intermediate Duration Municipal Bond Fund	3/1/2025
Columbia International Dividend Income Fund	1/1/2026
Columbia Massachusetts Intermediate Municipal Bond Fund	3/1/2025
Columbia Multi Strategy Alternatives Fund	10/1/2025
Columbia New York Intermediate Municipal Bond Fund	3/1/2025
Columbia Oregon Intermediate Municipal Bond Fund	12/1/2025
Columbia Real Estate Equity Fund	5/1/2025
Columbia Select Corporate Income Fund	9/1/2025
Columbia Select Large Cap Growth Fund	8/1/2025
Columbia Select Mid Cap Growth Fund	1/1/2026
Columbia Small Cap Growth Fund	1/1/2026
Columbia Small Cap Value Discovery Fund	9/1/2025
SUP000_00_185_(01/26)

Fund	Prospectus Dated
Columbia Strategic California Municipal Income Fund	3/1/2025
Columbia Strategic Income Fund	1/1/2026
Columbia Strategic New York Municipal Income Fund	3/1/2025
Columbia Total Return Bond Fund	9/1/2025
Columbia Total Return Municipal Income Fund	12/1/2025
Columbia U.S. Treasury Index Fund	9/1/2025
Columbia Ultra Short Term Bond Fund	12/1/2025
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	6/1/2025
Columbia Capital Allocation Conservative Portfolio	6/1/2025
Columbia Capital Allocation Moderate Portfolio	6/1/2025
Columbia Commodity Strategy Fund	10/1/2025
Columbia Disciplined Core Fund	12/1/2025
Columbia Disciplined Growth Fund	12/1/2025
Columbia Disciplined Value Fund	12/1/2025
Columbia Dividend Opportunity Fund	10/1/2025
Columbia Emerging Markets Bond Fund	1/1/2026
Columbia Flexible Capital Income Fund	10/1/2025
Columbia Floating Rate Fund	12/1/2025
Columbia Global Opportunities Fund	12/1/2025
Columbia Global Value Fund	7/1/2025
Columbia Government Money Market Fund	12/1/2025
Columbia High Yield Bond Fund	10/1/2025
Columbia Income Builder Fund	6/1/2025
Columbia Income Opportunities Fund	12/1/2025
Columbia Integrated Large Cap Growth Fund	1/1/2026
Columbia Integrated Large Cap Value Fund	1/1/2026
Columbia Integrated Small Cap Growth Fund	1/1/2026
Columbia Intrinsic Value Fund	10/1/2025
Columbia Minnesota Tax-Exempt Fund	12/1/2025
Columbia Mortgage Opportunities Fund	10/1/2025
Columbia Overseas Core Fund	7/1/2025
Columbia Pyrford International Stock Fund	1/1/2026
Columbia Quality Income Fund	10/1/2025
Columbia Select Global Equity Fund	3/1/2025
Columbia Select Large Cap Value Fund	10/1/2025
Columbia Select Short Corporate Income Fund	12/1/2025
Columbia Select Small Cap Value Fund	10/1/2025
Columbia Seligman Global Technology Fund	3/1/2025
Columbia Seligman Technology and Information Fund	10/1/2025
Columbia Strategic Municipal Income Fund	12/1/2025
Columbia Ultra Short Duration Municipal Bond Fund	1/1/2026
For each Fund The information in the Appendix A: Financial Intermediary - Specific Reductions/Waivers of Sales Charges section of the prospectus regarding Robert W. Baird & Co. is superseded and replaced with the following disclosure:
 Robert W. Baird & Co. Incorporated (Baird)
The following information has been provided by Baird:
2
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Effective January 1, 2026, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
Front-End Sales Charge Waivers on Investors Class A Shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Share purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.
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Shares purchased within 90 days following a redemption from a Columbia Fund, provided (1) the redemption and purchase occur within the purchaser’s Baird household and (2) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
CDSC Waivers on Class A and Class C Shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in this prospectus.
■
Shares bought due to returns of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in this prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations
■
Breakpoints as described in this prospectus.
■
Rights of accumulations which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Baird. Eligible Columbia Fund assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Columbia Funds through Baird, over a 13-month period of time.
Shareholders should retain this Supplement for future reference.

SUP000_00_185_(01/26)